Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		15.00%
Maximum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	[1]	20.00%
Maximum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		33.00%
Maximum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		33.00%
Maximum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		33.00%
Minimum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	[1]	2.00%
Minimum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		3.00%
Minimum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets		4.00%
Minimum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets			12.00%

[1]	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.